Post Balance Sheet Events (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	0 Months Ended
	Feb. 15, 2015	Jan. 15, 2015
Post Balance Sheet Events [Line Items]
Wholesalers Receive Chargeback Amount For Units Sold	$ 19.0
Minimum [Member]
Post Balance Sheet Events [Line Items]
Per Vial Rate (USD $) in Wholesale Acquisition Cost		35.80
Maximum [Member]
Post Balance Sheet Events [Line Items]
Increased Per Vial Rate (USD $) in Wholesale Acquisition Cost		98.75